Transactions with associates companies - Key executives' compensation (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions with associates companies [Line Items]
Directors remuneration	$ 1,746	$ 2,628
Salaries	1,020	1,057
Provision for bonus to officers	6,205	6,345
Total compensation	8,971	10,030
Disbursement of salaries	12,690	12,908
Disbursement of directors' compensations	1,746	2,628
Key management personnel compensation	$ 14,436	$ 15,536